UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investent Company Act file number:  811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attention: Seth L. Pearlstein

(copy to)
Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, New York 10017
Attention: Nora M. Jordan

Registrant’s telephone number, including area code:  (212) 750-8585

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2008 – June 30, 2009

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c)  The Council of Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.

Item 1.  Proxy Voting Record

W.P. Stewart & Co. Growth Fund, Inc.
Proxy Voting July 1, 2008 - June 30, 2009

Name of Issuer	Ticker Symbol	CUSIP Number	Record Date	Meeting Date	Matters voted on	Proposed by Issuer/ Stockholder	Voted/ Not Voted	Vote Casted For/Against/ Abstain/Withold	For/Against Management

Kellogg Company	K	487836108	3/2/2009	4/24/2009	Elect director John T. Dillon	Issuer	Voted	For	For
					Elect director James M. Jenness	Issuer	Voted	For	For
					Elect director Donald R. Knauss	Issuer	Voted	For	For
					Elect director Robert A. Steele	Issuer	Voted	For	For
					Ratification of PricewaterhouseCoopers as independent auditor for 2009	Issuer	Voted	For	For

					Approve the Kellogg Company 2009 Long-Term Incentive Plan	Issuer	Voted	For	For
					Approve the Kellogg Company 2009 Non-Employee Director Stock Plan	Issuer	Voted	For	For
					Shareholder proposal to enact a majority vote requirement	Shareholder	Voted	For	Against
					Shareholder proposal to elect each Director annually	Shareholder	Voted	Against	For

Pepsico Inc.	PEP	713448108	3/6/2009	5/6/2009	Elect director I.M. Cook	Issuer	Voted	For	For
					Elect director D. Dublon	Issuer	Voted	For	For
					Elect director V.J. Dzau	Issuer	Voted	For	For
					Elect director R.L. Hunt	Issuer	Voted	For	For
					Elect director A. Ibarguen	Issuer	Voted	For	For
					Elect director A.C. Martinez	Issuer	Voted	For	For
					Elect director I.K. Nooyi	Issuer	Voted	For	For
					Elect director S.P. Rockefeller	Issuer	Voted	For	For
					Elect director J.J. Schiro	Issuer	Voted	For	For
					Elect director L.G. Trotter	Issuer	Voted	For	For
					Elect director D. Vasella	Issuer	Voted	For	For
					Elect director M.D. White	Issuer	Voted	For	For
					Elect director S.L. Brown	Issuer	Voted	For	For
					Approve independent registered public accountants	Issuer	Voted	For	For

					Approve PepsiCo Inc. Executive Incentive Compensation Plan	Issuer	Voted	For	For
					Shareholder proposal - Beverage Container Recycling	Shareholder	Voted	Against	For
					Shareholder proposal - Genetically Engineered Products Report	Shareholder	Voted	Against	For
					Shareholder proposal - Charitable Contributions Report	Shareholder	Voted	Against	For
					Shareholder proposal - Advisory vote on compensation	Shareholder	Voted	Against	For

Staples Inc.	SPLS	855030102	4/13/2009	6/9/2009	Elect director Basil L. Anderson	Issuer	Voted	For	For
					Elect director Arthur M. Blank	Issuer	Voted	For	For
					Elect director Mary Elizabeth Burton	Issuer	Voted	For	For
					Elect director Justin King	Issuer	Voted	For	For
					Elect director Carol Meyrowitz	Issuer	Voted	For	For
					Elect director Rowland T. Moriarty	Issuer	Voted	For	For

					Elect director Robert C. Nakasone	Issuer	Voted	For	For
					Elect director Ronald L. Sargent	Issuer	Voted	For	For
					Elect director Elizabeth A. Smith	Issuer	Voted	For	For
					Elect director Robert E. Sulentic	Issuer	Voted	For	For
					Elect director Vijay Vishwanath	Issuer	Voted	For	For
					Elect director Paul F. Walsh	Issuer	Voted	For	For
					Approve an amendment to Staples' Amended and Restated 1998 Employee Stock Purchase Plan increasing the number of shares of common stock authorized for issuance from 15,750,000 to 22,750,000	Issuer	Voted	For	For
					Approve an amendment to Staples' Amended and Restated International Employee Stock Purchase Plan increasing the number of shares of common stock authorized for issuance from 1,275,000 to 2,775,000	Issuer	Voted	For	For
					Ratify selection by the audit committee of Ernst & Young LLP as Staples independent registered public accounting firm for the current fiscal year	Issuer	Voted	For	For
					Shareholder proposal regarding the reincorporation of Staples, Inc. in North Dakota	Shareholder	Voted	Against	For

Target Corporation	TGT	87612E106	3/30/2009	5/28/2009	Determination that the number of Directors constituting our Board of Directors shall be 12	Issuer	Voted	For	For
					Elect director Mary N. Dillon	Issuer	Voted	For	For
					Elect director Richard M. Kovacevich	Issuer	Voted	For	For
					Elect director George W. Tamke	Issuer	Voted	For	For
					Elect director Solomon D. Trujillo	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as independent registered public accountants	Issuer	Voted	For	For
					Approve the performance measures available under the Target Corporation Long-Term Incentive Plan	Issuer	Voted	For	For
					Shareholder proposal regarding annual advisory vote on executive compensation	Shareholder	Voted	Against	For

Stryker Corporation	SYK	863667101	3/2/2009	4/29/2009	Elect director John W. Brown	Issuer	Voted	For	For
					Elect director Howard E. Cox	Issuer	Voted	For	For
					Elect director Donald M. Engelman	Issuer	Voted	For	For
					Elect director Howard L. Lance	Issuer	Voted	For	For
					Elect director Louise L. Francesconi	Issuer	Voted	For	For
					Elect director Stephen P. Macmillan	Issuer	Voted	For	For
					Elect director William U. Parfet	Issuer	Voted	For	For
					Elect director Ronda E. Stryker	Issuer	Voted	For	For
					Ratify Ernst & Young as independent auditors for 2009	Issuer	Voted	For	For

The Walt Disney Co.	DIS	254687106	1/9/2009	3/10/2009	Elect director Susan E. Arnold	Issuer	Voted	For	For
					Elect director John E. Bryson	Issuer	Voted	For	For
					Elect director John S. Chen	Issuer	Voted	For	For
					Elect director Judith L. Estrin	Issuer	Voted	For	For
					Elect director Robert A. Iger	Issuer	Voted	For	For
					Elect director Steven P. Jobs	Issuer	Voted	For	For

					Elect director Fred H. Langhammer	Issuer	Voted	For	For
					Elect director Aylwin B. Lewis	Issuer	Voted	For	For
					Elect director Monica C. Lozano	Issuer	Voted	For	For
					Elect director Robert W. Matschullat	Issuer	Voted	For	For
					Elect director John E. Pepper Jr.	Issuer	Voted	For	For
					Elect director Orin C. Smith	Issuer	Voted	For	For
					Ratify the appointment of PricewaterhouseCoopers LLP as the Company's registered public accountants for 2009	Issuer	Voted	For	For
					Approve the amendment to the amended and restated 2005 Stock Incentive Plan	Issuer	Voted	For	For
					Approve the terms of the amended and restated 2002 Executive Performance Plan	Issuer	Voted	For	For

					Shareholder proposal relating to political contributions reporting	Shareholder	Voted	Against	For
					Shareholder proposal relating to death benefit payments	Shareholder	Voted	Against	For
					Shareholder proposal relating to shareholder advisory vote on executive compensation	Shareholder	Voted	Against	For

Walgreen Co.	WAG	931422109	11/17/2008	1/14/2009	Elect director William C. Foote	Issuer	Voted	For	For
					Elect director Alan G. McNally	Issuer	Voted	For	For
					Elect director Cordell Reed	Issuer	Voted	For	For
					Elect director Mark P. Frissora	Issuer	Voted	For	For
					Elect director Nancy M. Schlichting	Issuer	Voted	For	For
					Elect director David Y. Schwartz	Issuer	Voted	For	For
					Elect director Alejandro Silva	Issuer	Voted	For	For
					Elect director James A.Skinner	Issuer	Voted	For	For
					Elect director Marilou M. vonFerstel	Issuer	Voted	For	For
					Elect director Charles R. Walgreen III	Issuer	Voted	For	For
					Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm	Issuer	Voted	For	For
					Amend the Walgreen Co. 1982 Employees Stock Purchase Plan to increase the number of shares of common stock authorized for issuance under the Plan	Issuer	Voted	For	For
					Shareholder proposal that the Chairman of the Board be an independent director who has not previously served as an executive officer of Walgreen Co.	Shareholder	Voted	Against	For
					Shareholder proposal that Walgreen Co. shareholders vote to ratify the compensation of the named executive officers	Shareholder	Voted	Against	For

Procter & Gamble	PG	742718109	8/15/2008	10/14/2008	Elect director Rajat K. Gupta	Issuer	Voted	For	For
					Elect director Kenneth I. Chenault	Issuer	Voted	For	For
					Elect director Scott D. Cook	Issuer	Voted	For	For
					Elect director Charles R. Lee	Issuer	Voted	For	For
					Elect director A.G. Lafley	Issuer	Voted	For	For
					Elect director Lynn M. Martin	Issuer	Voted	For	For
					Elect director W. James McNerney Jr.	Issuer	Voted	For	For
					Elect director Johnathan A. Rodgers	Issuer	Voted	For	For
					Elect director Patricia A. Woertz	Issuer	Voted	For	For
					Elect director Ralph Snyderman	Issuer	Voted	For	For

					Elect director Margaret C. Whitman	Issuer	Voted	For	For
					Elect director Ernest Zedillo	Issuer	Voted	For	For
					Ratify appointment of the independent registered public accounting firm	Issuer	Voted	For	For
					Amend Company's amended Articles of Incorporation to adopt majority voting	Issuer	Voted	For	For
					Shareholder proposal - Rotate site of annual meeting	Shareholder	Voted	Against	For
					Shareholder proposal - Advisory vote on executive compensation	Shareholder	Voted	Against	For

Charles Schwab Corporation	SCHW	808513105	3/16/2009	5/14/2009	Elect director Nancy H. Bechtle	Issuer	Voted	For	For
					Elect director Walter W. Bettinger II	Issuer	Voted	For	For
					Elect director C. Preston Butcher	Issuer	Voted	For	For
					Shareholder proposal regarding political contributions	Shareholder	Voted	Against	For
					Shareholder proposal regarding death benefits	Shareholder	Voted	Against	For
					Shareholder proposal regarding Corporate Executive Bonus Plan	Shareholder	Voted	Against	For

Paychex Inc.	PAYX	704326107	8/11/2008	10/7/2008	Elect director B. Thomas Golisano	Issuer	Voted	For	For
					Elect director David J.S. Flaschen	Issuer	Voted	For	For
					Elect director Phillip Horsley	Issuer	Voted	For	For
					Elect director Grant M. Inman	Issuer	Voted	For	For
					Elect director Pamela A. Joseph	Issuer	Voted	For	For
					Elect director Jonathan J. Judge	Issuer	Voted	For	For
					Elect director Joseph M. Tucci	Issuer	Voted	For	For
					Elect director Joseph M. Velli	Issuer	Voted	For	For
					Ratify the selection of Ernst & Young as independent registered public accounting firm	Issuer	Voted	For	For

Becton Dickinson & Co.	BDX	075887109	12/12/2008	2/3/2009	Elect director C.M. Fraser-Liggett	Issuer	Voted	For	For
					Elect director E.J. Ludwig	Issuer	Voted	For	For
					Elect director W.J. Overlock Jr.	Issuer	Voted	For	For
					Elect director B.L. Scott	Issuer	Voted	For	For
					Ratify selection of independent registered public accounting firm	Issuer	Voted	For	For
					Amendment to BD's restated Certificate of Incorporation	Issuer	Voted	For	For
					Amendment to the 2004 Employee and Director Equity-Based Compensation Plan	Issuer	Voted	For	For
					Approval of material terms of performance goals	Issuer	Voted	For	For
					Shareholder proposal - Special shareholder meetings	Shareholder	Voted	Against	For
					Shareholder proposal - Cumulative voting	Shareholder	Voted	Against	For

United Technologies Corp.	UTX	913017109	2/10/2009	4/8/2009	Elect director Louis R. Chenevert	Issuer	Voted	For	For
					Elect director George David	Issuer	Voted	For	For
					Elect director John V. Faraci	Issuer	Voted	For	For
					Elect director Jean-Pierre Garnier	Issuer	Voted	For	For
					Elect director Jamie S. Gorelick	Issuer	Voted	For	For
					Elect director Carlos M. Gutierrez	Issuer	Voted	For	For
					Elect director Edward A. Kangas	Issuer	Voted	For	For

					Elect director Charles R. Lee	Issuer	Voted	For	For
					Elect director Richard D. McCormick	Issuer	Voted	For	For
					Elect director Harold McGraw III	Issuer	Voted	For	For
					Elect director Richard B. Myers	Issuer	Voted	For	For
					Elect director Patrick Swygert	Issuer	Voted	For	For
					Elect director Andre Villeneuve	Issuer	Voted	For	For
					Elect director Christine Todd Whitman	Issuer	Voted	For	For
					Approve appointment of independent auditors	Issuer	Voted	For	For
					Shareholder proposal - Offsets for foreign military sales	Shareholder	Voted	Against	For

Adobe Systems Incorporated	ADBE	00724F101	2/9/2009	4/1/2009	Elect director Robert K. Burgess	Issuer	Voted	For	For
					Elect director Carol Mills	Issuer	Voted	For	For
					Elect director Daniel Rosensweig	Issuer	Voted	For	For
					Elect director Robert Sedgewick	Issuer	Voted	For	For
					Elect director John E. Warnock	Issuer	Voted	For	For
					Approve amendment of the Adobe Systems Incorporated 2003 Equity Incentive Plan	Issuer	Voted	For	For
					Ratify appointment of KPMG as the Company's independent registered public accounting firm for 2009	Issuer	Voted	For	For

Automatic Data Processing	ADP	053015103	9/12/2008	11/11/2008	Elect director Gregory D. Brenneman	Issuer	Voted	For	For
					Elect director Leslie A. Brun	Issuer	Voted	For	For
					Elect director Gary C. Butler	Issuer	Voted	For	For
					Elect director Leon G. Cooperman	Issuer	Voted	For	For
					Elect director Eric C. Fast	Issuer	Voted	For	For
					Elect director R. Glenn Hubbard	Issuer	Voted	For	For
					Elect director John P. Jones	Issuer	Voted	For	For
					Elect director Frederic V. Malek	Issuer	Voted	For	For
					Elect director Charles H. Noski	Issuer	Voted	For	For
					Elect director Sharon T. Rowlands	Issuer	Voted	For	For
					Elect director Gregory L. Summe	Issuer	Voted	For	For
					Elect director Henry Taub	Issuer	Voted	For	For
					Approve the 2008 Omnibus Award Plan	Issuer	Voted	For	For
					Ratify appointment of Deloitte & Touche	Issuer	Voted	For	For

Mastercard Incorporated	MA	57636Q104	4/13/2009	6/9/2009	Elect director Richard Haythornthwaite	Issuer	Voted	For	For
					Elect director David R. Carlucci	Issuer	Voted	For	For
					Elect director Robert W. Selander	Issuer	Voted	For	For

					Approve amendment of Sections 6.1(A) and 6.4(B) of the Company's amended and restated Certificate of Incorporation	Issuer	Voted	For	For
					Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2009	Issuer	Voted	For	For

MSCI Inc.	MXB	55354G100	2/3/2009	4/2/2009	Elect director Kenneth M. deRegt	Issuer	Voted	For	For
					Elect director Benjamin F. duPont	Issuer	Voted	For	For
					Elect director Henry A. Fernandez	Issuer	Voted	For	For
					Elect director James P. Gorman	Issuer	Voted	For	For

					Elect director Linda H. Riefler	Issuer	Voted	For	For
					Elect director Scott M. Sipprelle	Issuer	Voted	For	For
					Elect director Rodolphe M. Vallee	Issuer	Voted	For	For
					Ratify appointment of Deloitte & Touche LLP as independent auditor	Issuer	Voted	For	For

Chipotle Mexican Grill, Inc.	CMG/B	169656204	3/27/2009	5/21/2009	Elect director Steve Ells	Issuer	Voted	For	For
					Elect director Patrick J. Flynn	Issuer	Voted	For	For
					Ratify appointment of Deloitte & Touche LLP as independent auditor	Issuer	Voted	For	For

McGraw-Hill Companies Inc.	MHP	580645109	3/9/2009	4/29/2009	Elect director Sir Michael Rake	Issuer	Voted	For	For
					Elect director Kurt L. Schmoke	Issuer	Voted	For	For
					Elect director Sidney Taurel	Issuer	Voted	For	For
					Reapprove performance goals under our 2002 Stock Incentive Plan	Issuer	Voted	For	For
					Ratify Ernst & Young LLP as our independent registered public accounting firm for 2009	Issuer	Voted	For	For
					Shareholder proposal requesting election of each director annually	Shareholder	Voted	Against	For
					Shareholder proposal requesting adoption of simple majority vote	Shareholder	Voted	For	Against
					Shareholder proposal requesting public disclosure of Corporate policies and procedures regarding political contributions and the amount of such contributions	Shareholder	Voted	Against	For
					Shareholder proposal requesting election of directors by majority vote	Shareholder	Voted	For	Against
					Shareholder proposal requesting adoption of policy requiring chairman to be independent director who has not previously served as an executive officer of the Company	Shareholder	Voted	Against	For

Google Inc.	GOOG	38259P508	3/10/2009	5/7/2009	Elect director Eric Schmidt	Issuer	Voted	For	For
					Elect director Sergey Brin	Issuer	Voted	For	For
					Elect director Larry Page	Issuer	Voted	For	For
					Elect director L. John Doerr	Issuer	Voted	For	For
					Elect director John L. Hennessy	Issuer	Voted	For	For
					Elect director Arthur D. Levinson	Issuer	Voted	For	For
					Elect director Ann Mather	Issuer	Voted	For	For
					Elect director Paul S. Otellini	Issuer	Voted	For	For
					Elect director K. Ram Shriram	Issuer	Voted	For	For
					Elect director Shirley M. Tilghman	Issuer	Voted	For	For
					Ratify Ernst & Young LLP as our independent registered public accounting firm for 2009	Issuer	Voted	For	For
					Approve amendment to Google's 2004 Stock Plan to increase the number of authorized shares of Class A common stock issuable under the plan by 8,500,000	Issuer	Voted	For	For

					Shareholder proposal regarding political contribution disclosure	Shareholder	Voted	For	For
					Shareholder proposal regarding internet censorship	Shareholder	Voted	Against	For

					Shareholder proposal regarding health care reform	Shareholder	Voted	Against	For

Praxair Inc.	PX	74005P104	3/2/2009	4/28/2009	Elect director Stephen F. Angel	Issuer	Voted	For	For
					Elect director Nance K. Dicciani	Issuer	Voted	For	For
					Elect director Edward G. Galante	Issuer	Voted	For	For
					Elect director Claire W. Gargalli	Issuer	Voted	For	For
					Elect director Ira D. Hall	Issuer	Voted	For	For
					Elect director Raymond W. LeBoeuf	Issuer	Voted	For	For
					Elect director Larry D. McVay	Issuer	Voted	For	For
					Elect director Wayne T. Smith	Issuer	Voted	For	For
					Elect director H. Mitchell Watson Jr.	Issuer	Voted	For	For
					Elect director Robert L. Wood	Issuer	Voted	For	For
					Approve the 2009 Praxair Inc. Long Term Incentive Plan	Issuer	Voted	For	For
					Ratify the appointment of the independent auditor	Issuer	Voted	For	For

Fastenal Company	FAST	311900104	2/23/2009	4/21/2009	Elect director Robert A. Kierlin	Issuer	Voted	For	For
					Elect director Stephen M. Slaggie	Issuer	Voted	For	For
					Elect director Michael M. Gostomski	Issuer	Voted	For	For
					Elect director Hugh L. Miller	Issuer	Voted	For	For
					Elect director Willard D. Oberton	Issuer	Voted	For	For
					Elect director Michael J. Dolan	Issuer	Voted	For	For
					Elect director Reyne K. Wisecup	Issuer	Voted	For	For
					Elect director Michael J. Ancius	Issuer	Voted	For	For
					Elect director Scott A. Satterlee	Issuer	Voted	For	For
					Ratify the appointment of KPMG LLP as independent auditors for 2009	Issuer	Voted	For	For

Polo Ralph Lauren Corp.	RL	731572103	6/23/2008	8/7/2008	Elect director Frank A. Bennack Jr.	Issuer	Voted	For	For
					Elect director Joel L. Fleishman	Issuer	Voted	For	For
					Elect director Terry S. Semel	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young as the Company's independent registered public accounting firm	Issuer	Voted	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ Rocco Macri
Rocco Macri
President
W.P. Stewart & Co. Growth Fund, Inc.

Date:  August 27, 2009